Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	06-0273620
Plan number	003
Participant loan, current value	$ 10,899,256
Total investments and notes receivable from participants	$ 1,279,391,238
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Common Collective Trusts | Eagle Mid Cap Growth CIT Founders Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	413,109
Current Value	$ 7,667,302
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Growth Company Commingled Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	2,235,897
Current Value	$ 198,301,702
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Managed Income Portfolio II Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	49,780,127
Current Value	$ 48,402,378
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Mid-Cap Stock Commingled Pool Class Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,167,316
Current Value	$ 32,264,603
Investment, Identifier [Axis]: Common Collective Trusts | JPMCB Core Plus Bond CF Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	2,681,194
Current Value	$ 33,032,306
Investment, Identifier [Axis]: Common Collective Trusts | Spartan 500 Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	432,308
Current Value	$ 140,439,701
Investment, Identifier [Axis]: Common Collective Trusts | Spartan Extended Market Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	78,568
Current Value	$ 14,952,975
Investment, Identifier [Axis]: Common Collective Trusts | Spartan International Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	46,911
Current Value	$ 8,354,926
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	309,791
Current Value	$ 16,301,183
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	919,613
Current Value	$ 52,123,650
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,375,419
Current Value	$ 81,713,630
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,204,940
Current Value	$ 76,489,572
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	831,909
Current Value	$ 57,202,038
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	745,347
Current Value	$ 54,060,051
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	756,773
Current Value	$ 56,644,446
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	306,358
Current Value	$ 30,715,454
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	200,562
Current Value	$ 15,872,507
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	106,795
Current Value	$ 5,203,039
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	30,122
Current Value	$ 895,220
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	492,193
Current Value	$ 24,663,777
Investment, Identifier [Axis]: Registered Investment Companies | DFA U.S. Targeted Value Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	275,606
Current Value	$ 10,191,915
Investment, Identifier [Axis]: Registered Investment Companies | Dodge & Cox International Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	962,990
Current Value	$ 15,850,822
Investment, Identifier [Axis]: Registered Investment Companies | Dodge & Cox Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	3,764,544
Current Value	$ 62,453,784
Investment, Identifier [Axis]: Registered Investment Companies | Fidelity Diversified International K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,723,638
Current Value	$ 30,542,864
Investment, Identifier [Axis]: Registered Investment Companies | Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	251
Current Value	$ 251
Investment, Identifier [Axis]: Registered Investment Companies | Fidelity Investments Money Market Treasury Only Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	43,951,938
Current Value	$ 43,951,938
Investment, Identifier [Axis]: Registered Investment Companies | Invesco Discovery Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	214,975
Current Value	$ 28,690,531
Investment, Identifier [Axis]: Registered Investment Companies | MFS Mid Cap Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	330,313
Current Value	$ 10,322,271
Investment, Identifier [Axis]: Registered Investment Companies | Principal Real Estate Securities Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	57,645
Current Value	$ 1,597,931
Investment, Identifier [Axis]: Registered Investment Companies | The Hartford World Bond Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	312,228
Current Value	$ 3,125,402
Investment, Identifier [Axis]: Registered Investment Companies | Vanguard Total Bond Market Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,469,865
Current Value	$ 14,360,577
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 221,088,286
Webster Financial Corporation common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,463,237	1,549,618
Current Value	$ 92,103,230
Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 955,300,460